Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Common Stock Subject to Possible Redemption	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021			$ 193	$ 24,807	$ (19,371)	$ 5,629
Balance (in Shares) at Dec. 31, 2021			1,932,000
Net income (loss)					(181,003)	(181,003)
Balance at Dec. 31, 2022	[1],[2]		$ 193	24,807	(200,374)	(175,374)
Balance (in Shares) at Dec. 31, 2022	[1],[2]		1,932,000
Net income (loss)					(104,532)	(104,532)
Balance at Mar. 31, 2023			$ 193	24,807	(304,906)	(279,906)
Balance (in Shares) at Mar. 31, 2023			1,932,000
Balance at Dec. 31, 2022	[1],[2]		$ 193	24,807	(200,374)	(175,374)
Balance (in Shares) at Dec. 31, 2022	[1],[2]		1,932,000
Net income (loss)						(301,986)
Balance at Sep. 30, 2023			$ 193	24,807	(502,360)	(477,360)
Balance (in Shares) at Sep. 30, 2023			1,932,000
Balance at Dec. 31, 2022	[1],[2]		$ 193	24,807	(200,374)	(175,374)
Balance (in Shares) at Dec. 31, 2022	[1],[2]		1,932,000
Issuance of founder shares			$ 3	(3)
Issuance of founder shares (in Shares)			32,200			35,000
Sale of units at initial public offering		$ 69,000,000
Sale of units at initial public offering (in Shares)		6,900,000
Sale of 2,457,000 private placement warrants				2,457,000		2,457,000
Fair Value of public warrants at issuance				43,470		43,470
Fair value of rights included in public units				3,283,710		3,283,710
Allocated value of transaction costs to Common Stock				(275,665)		(275,665)
Issuance of Representative Shares			$ 4			4
Issuance of Representative Shares (in Shares)			35,000
Remeasurement of Common Stock subject to possible redemption				(5,533,319)	(2,181,040)	(7,714,359)
Net income (loss)					(308,792)	(308,792)
Balance at Dec. 31, 2023	[1],[2]	$ 69,000,000	$ 200		(2,690,206)	(2,690,006)
Balance (in Shares) at Dec. 31, 2023	[1],[2]	6,900,000	1,999,200
Balance at Mar. 31, 2023			$ 193	24,807	(304,906)	(279,906)
Balance (in Shares) at Mar. 31, 2023			1,932,000
Net income (loss)					(60,320)	(60,320)
Balance at Jun. 30, 2023			$ 193	24,807	(365,226)	(340,226)
Balance (in Shares) at Jun. 30, 2023			1,932,000
Net income (loss)					(137,134)	(137,134)
Balance at Sep. 30, 2023			$ 193	24,807	(502,360)	(477,360)
Balance (in Shares) at Sep. 30, 2023			1,932,000
Balance at Dec. 31, 2023	[1],[2]	$ 69,000,000	$ 200		(2,690,206)	(2,690,006)
Balance (in Shares) at Dec. 31, 2023	[1],[2]	6,900,000	1,999,200
Remeasurement of Common Stock subject to possible redemption		$ 597,365		(3)	(597,362)	(597,365)
Forfeiture of Founder Shares			$ (3,000,000)	3,000,000
Forfeiture of Founder Shares (in Shares)			(32,200)
Net income (loss)					473,415	473,415
Balance at Mar. 31, 2024		$ 69,597,365	$ 197		(2,814,153)	(2,813,956)
Balance (in Shares) at Mar. 31, 2024		6,900,000	1,967,000
Balance at Dec. 31, 2023	[1],[2]	$ 69,000,000	$ 200		(2,690,206)	(2,690,006)
Balance (in Shares) at Dec. 31, 2023	[1],[2]	6,900,000	1,999,200
Net income (loss)						1,420,875
Balance at Sep. 30, 2024	[1]	$ 70,970,693	$ 197		(3,240,021)	(3,239,824)
Balance (in Shares) at Sep. 30, 2024	[1]	6,900,000	1,967,000
Balance at Mar. 31, 2024		$ 69,597,365	$ 197		(2,814,153)	(2,813,956)
Balance (in Shares) at Mar. 31, 2024		6,900,000	1,967,000
Remeasurement of Common Stock subject to possible redemption		$ 666,994			(666,994)	(666,994)
Net income (loss)					481,927	481,927
Balance at Jun. 30, 2024		$ 70,264,359	$ 197		(2,999,220)	(2,999,023)
Balance (in Shares) at Jun. 30, 2024		6,900,000	1,967,000
Remeasurement of Common Stock subject to possible redemption		$ 706,334			(706,334)	(706,334)
Net income (loss)					465,533	465,533
Balance at Sep. 30, 2024	[1]	$ 70,970,693	$ 197		$ (3,240,021)	$ (3,239,824)
Balance (in Shares) at Sep. 30, 2024	[1]	6,900,000	1,967,000

[1]	Includes an aggregate of 32,200 and 252,000 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On December 29, 2023, the underwriters partially exercised their over-allotment option for an additional 800,000 Units, reducing the Founder Shares subject to forfeiture to 32,200. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and the 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Includes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).